Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible amortization expense	$ 118,516	$ 107,086	$ 107,701
Estimated amortization expense, year ending June 30, 2013	117,556
Estimated amortization expense, year ending June 30, 2014	113,034
Estimated amortization expense, year ending June 30, 2015	110,292
Estimated amortization expense, year ending June 30, 2016	105,602
Estimated amortization expense, year ending June 30, 2017	$ 101,876